Remuneration and other benefits paid to Banco Santander’s directors and senior managers - Schedule of remuneration of members of the board of directors (Details) - Board directors - EUR (€)
€ in Thousands
	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Remuneration concept
Fixed salary remuneration of executive directors	€ 3,292	€ 3,292
Variable salary remuneration of executive directors	0	0
Directors' fees	622	597
Bylaw-stipulated emoluments (annual emolument)	2,021	1,754
Other	2,361	2,173
Sub-total	8,296	7,816
Transactions with shares and/or other financial instruments	0	0
Total remuneration	€ 8,296	€ 7,816